SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 05, 2025	Apr. 25, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 22, 2025	Apr. 30, 2022
Subsequent Event [Line Items]
Proceeds from exercise of warrants, net			$ 38,960	$ 21,652
2022 performance incentive plan
Subsequent Event [Line Items]
Compensation Committee of the Board of Directors approved the grant						1,748,667
Registered direct offering warrants
Subsequent Event [Line Items]
Net proceeds from issuance			$ 25,000
Registered direct offering warrants | ADS
Subsequent Event [Line Items]
Number of shares issued		651,380
Price per share		$ 38.38
Net proceeds from issuance		$ 24,811
Subsequent Event | 2022 performance incentive plan | Employee Stock Option
Subsequent Event [Line Items]
Compensation Committee of the Board of Directors approved the grant					720,000
Subsequent Event | 2022 performance incentive plan | Restricted stock units
Subsequent Event [Line Items]
Compensation Committee of the Board of Directors approved the grant					230,000
Subsequent Event | Registered direct offering warrants | ADS
Subsequent Event [Line Items]
Number of shares issued	258,309
Aggregate amount of warrant	258,309
Price per share	$ 58.07
Exercise price	$ 58.07
Net proceeds from issuance	$ 15,000
Potential additional proceeds of from the exercise of issued in the offering	$ 15,000
Warrant term	5 years